Diageo North America, inc. Savings Plan [Line Items] - Schedule of Assets Savings Plan (Details) - EBP001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: Notes receivable from participants [Member]
Schedule of Assets Savings Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Notes receivable from participants	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Loans to participants with interest rates ranging from 3.25% to 8.50% and maturity dates ranging from 2026 to 2045	[1]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,269,025	[1]
Investment, Identifier [Axis]: Plan's interest in the Master Trust [Member]
Schedule of Assets Savings Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Plan’s interest in the Master Trust
EBP, Investment, Current Value, Type [Extensible Enumeration]	Plan’s interest in the Diageo North America, Inc. Master Trust
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 505,368,161
Minimum [Member] | Investment, Identifier [Axis]: Notes receivable from participants [Member]
Schedule of Assets Savings Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%	[1]
Maximum [Member] | Investment, Identifier [Axis]: Notes receivable from participants [Member]
Schedule of Assets Savings Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%	[1]

[1]	Represents a party-in-interest
[2]	Not applicable.